Significant transactions - IMG Acquisition - Series A Redeemable Preference Shares (Details) - IMG and its subsidiaries - Series A redeemable preference shares - USD ($)
$ / shares in Units, $ in Millions
	May 26, 2017	Dec. 31, 2017
Temporary Equity [Line Items]
Redeemable preferred shares authorized	150,000
Redeemable preferred shares issued as a consideration	100,000
Redeemable preference share liquidation preference per share (in dollars per share)	$ 1,000
Maximum redeemable preferred shares available pursuant to earnout	50,000
Period of liquidity event	3 years
Percentage of cumulative dividends on redeemable preference shares	10.00%
Period of automatically conversion of redeemable preferred shares into common shares from initial issue date	5 years
Period of convertible redeemable preferred shares redeemable from initial issue date	6 years
Redeemable preferred shares carrying amount		$ 106.1